Schedule of Investments (unaudited)	iShares® Investment Grade Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.38%, 03/01/41 (Call 09/01/40)	$185	$134,427

Aerospace & Defense — 2.4%
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	600	483,072
5.15%, 05/01/30 (Call 02/01/30)	1,248	1,237,761
5.71%, 05/01/40 (Call 11/01/39)	240	236,441
5.93%, 05/01/60 (Call 11/01/59)	1,210	1,179,411
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	1,535	1,492,045
Northrop Grumman Corp., 4.75%, 06/01/43	285	262,597
Raytheon Technologies Corp.
4.50%, 06/01/42	905	826,413
4.88%, 10/15/40	290	272,793
		5,990,533
Agriculture — 2.2%
Altria Group Inc.
3.40%, 05/06/30 (Call 02/06/30)	230	203,437
4.80%, 02/14/29 (Call 11/14/28)	76	74,325
5.38%, 01/31/44	1,023	946,988
5.80%, 02/14/39 (Call 08/14/38)	937	906,943
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	856	787,025
4.74%, 03/16/32 (Call 12/16/31)	105	96,031
4.91%, 04/02/30 (Call 01/02/30)	314	298,232
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	226	214,456
Philip Morris International Inc., 6.38%, 05/16/38	1,035	1,106,011
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	397	371,438
5.85%, 08/15/45 (Call 02/15/45)	708	618,559
		5,623,445
Auto Parts & Equipment — 0.4%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	1,150	979,466

Banks — 17.1%
Bank of America Corp.
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(b)	1,013	872,517
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	220	194,054
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 3.072%)(b)	498	478,447
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(b)	215	203,518
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	443	417,842
4.30%, (Call 01/28/25), (3-mo. SOFR + 2.926%)(a)(b)(c)	1,050	920,363
5.13%, (Call 06/20/24), (3-mo. SOFR + 3.554%)(a)(b)(c)	1,250	1,193,750
6.10%, (Call 03/17/25), (3-mo. SOFR + 4.160%)(b)(c)	1,045	1,018,875
6.25%, (Call 09/05/24), (3-mo. SOFR + 3.967%)(a)(b)(c)	1,232	1,209,208
6.50%, (Call 10/23/24), (3-mo. SOFR + 4.436%)(a)(b)(c)	1,850	1,850,000
Series FF, 5.88%, (Call 03/15/28), (3-mo. SOFR + 3.193%)(b)(c)	34	30,940
Bank of New York Mellon Corp. (The), Series F, 4.63%, (Call 09/20/26), (3-mo. SOFR + 3.393%)(a)(b)(c)	1,400	1,232,098
Citigroup Inc.
3.30%, 04/27/25	390	378,431

Security	Par (000)	Value

Banks (continued)
3.35%, 04/24/25 (Call 04/24/24), (3-mo. SOFR + 1.158%)(b)	$455	$444,701
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	334	309,666
4.60%, 03/09/26	209	203,915
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	540	496,489
4.65%, 09/13/28 (Call 06/13/28)	1,095	1,018,256
Goldman Sachs Group Inc. (The)
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(b)	1,193	1,111,997
4.02%, 10/31/38 (Call 10/31/37),
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.634%)(b)	274	230,987
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.562%)(b)	1,398	1,325,036
HSBC Holdings PLC
3.97%, 05/22/30 (Call 05/22/29), (3-mo. LIBOR US + 1.610%)(b)	1,342	1,224,496
4.04%, 03/13/28 (Call 03/13/27), (3-mo. LIBOR US + 1.546%)(b)	1,300	1,226,601
4.58%, 06/19/29 (Call 06/19/28), (3-mo. LIBOR US + 1.535%)(b)	600	569,046
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(b)	355	347,422
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	925	988,112
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	1,525	1,214,233
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	1,445	1,252,044
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(b)	512	414,077
5.00%, (Call 08/01/24), (3-mo. SOFR + 3.380%)(a)(b)(c)	1,349	1,290,824
6.10%, (Call 10/01/24), (3-mo. SOFR + 3.592%)(a)(b)(c)	1,242	1,222,515
Series HH, 4.60%, (Call 02/01/25), (3-mo. SOFR + 3.125%)(a)(b)(c)	1,416	1,307,581
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (Call 12/28/27)	1,408	1,317,560
5.40%, 11/21/25 (Call 10/21/25)(a)	269	261,902
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	1,314	1,123,183
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(b)	1,246	1,163,249
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(b)	1,335	1,206,653
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.140%)(b)	1,333	1,249,679
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.628%)(b)	1,220	1,171,091
National Bank of Canada, 5.25%, 01/17/25	950	940,621
PNC Bank NA, 3.25%, 06/01/25 (Call 05/02/25)	1,000	953,483
PNC Financial Services Group Inc. (The), 6.04%, 10/28/33
(Call 10/28/32), (1-day SOFR + 2.140%)(b)	1,200	1,237,627
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	1,003	925,868
Wells Fargo & Co.
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	1,280	1,107,551

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(b)	$1,260	$1,182,607
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	620	598,078
5.88%, (Call 06/15/25), (3-mo. LIBOR US + 3.990%)(b)(c)	1,010	997,627
5.90%, (Call 06/15/24), (3-mo. LIBOR US + 3.110%)(a)(b)(c)	1,310	1,291,987
		42,926,807
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	1,135	1,111,813
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39 (Call 07/23/38)	90	93,457
8.20%, 01/15/39	427	556,105
		1,761,375
Biotechnology — 2.7%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	519	439,462
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	1,435	1,201,576
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	600	526,893
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	1,065	1,000,511
5.65%, 12/01/41 (Call 06/01/41)	480	500,731
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	430	358,806
5.75%, 12/13/27 (Call 11/13/27)	195	198,589
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	1,470	1,184,616
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	1,330	1,202,082
2.15%, 09/02/31 (Call 06/02/31)	40	31,464
3.55%, 09/02/50 (Call 03/02/50)	120	79,562
		6,724,292
Building Materials — 0.4%
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,155	940,178

Chemicals — 1.5%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	416	402,125
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	552	529,472
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	581	571,818
Eastman Chemical Co., 5.75%, 03/08/33 (Call 12/08/32)	350	350,266
FMC Corp., 5.65%, 05/18/33 (Call 02/18/33)	325	318,838
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	880	802,019
LYB International Finance BV, 4.88%, 03/15/44
(Call 09/15/43)	484	417,803
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	605	477,957
		3,870,298
Commercial Services — 1.3%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	920	733,411
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	950	848,168
5.30%, 08/15/29 (Call 06/15/29)	300	294,977
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	140	111,213
2.90%, 10/01/30 (Call 07/01/30)(a)	1,500	1,272,479
		3,260,248
Computers — 1.5%
Apple Inc., 2.40%, 08/20/50 (Call 02/20/50)(a)	875	575,757
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	865	756,896
4.20%, 04/15/32 (Call 01/15/32)	310	277,228

Security	Par (000)	Value

Computers (continued)
6.00%, 09/15/41(a)	$542	$539,870
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	497	387,983
4.38%, 05/15/30 (Call 02/15/30)	1,017	928,970
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	325	272,104
		3,738,808
Diversified Financial Services — 1.8%
American Express Co., 3.55%, (Call 09/15/26), (5-year CMT + 2.854%)(b)(c)	1,507	1,234,854
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)(a)	1,365	1,197,160
2.45%, 03/03/27 (Call 02/03/27)	64	57,272
5.38%, (Call 06/01/25)(a)(b)(c)	996	957,425
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	82	84,945
Raymond James Financial Inc., 4.95%, 07/15/46	565	501,871
Visa Inc., 2.00%, 08/15/50 (Call 02/15/50)	700	427,403
		4,460,930
Electric — 10.2%
Ameren Illinois Co., 3.85%, 09/01/32 (Call 06/01/32)	345	319,748
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	600	574,245
3.80%, 06/01/29 (Call 03/01/29)	800	742,632
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	275	188,415
4.00%, 03/01/48 (Call 09/01/47)	150	124,410
Connecticut Light & Power Co. (The), 4.00%, 04/01/48
(Call 10/01/47)	885	735,200
Consumers Energy Co., 3.10%, 08/15/50 (Call 02/15/50)	168	118,463
Dominion Energy Inc.
4.35%, (Call 01/15/27), (5-year CMT + 3.195%)(a)(b)(c)	1,225	1,032,062
Series B, 4.65%, (Call 12/15/24), (5-year CMT + 2.993%)(a)(b)(c)	1,085	935,962
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	165	112,109
Series A, 3.00%, 03/01/32 (Call 12/01/31)	210	182,157
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	330	282,583
3.20%, 08/15/49 (Call 02/15/49)	865	615,298
3.95%, 03/15/48 (Call 09/15/47)	40	32,609
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	285	213,935
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	575	473,684
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	355	227,695
5.40%, 04/01/53 (Call 10/01/52)	260	258,191
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	205	144,699
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	470	381,685
3.40%, 04/01/32 (Call 01/01/32)	335	298,819
3.45%, 03/15/29 (Call 12/15/28)	325	301,649
Edison International
5.25%, 11/15/28 (Call 10/15/28)	380	374,647
6.95%, 11/15/29 (Call 09/15/29)	320	339,920
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	249	235,673
4.75%, 06/15/46 (Call 12/15/45)	1,490	1,186,191
Enel Finance International NV, 4.63%, 06/15/27
(Call 05/15/27)(d)	955	932,702
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	345	279,408
4.00%, 03/15/33 (Call 12/15/32)	683	627,206

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 09/01/48 (Call 03/01/48)	$258	$214,398
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	740	653,512
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	280	201,198
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	1,165	1,092,655
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	1,015	849,909
3.15%, 10/01/49 (Call 04/01/49)	255	184,048
3.95%, 03/01/48 (Call 09/01/47)	1,025	854,206
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,220	1,138,589
Georgia Power Co., 4.30%, 03/15/42	200	170,298
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	303	213,185
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49
(Call 03/15/49)	620	437,500
Pacific Gas and Electric Co.
3.15%, 01/01/26	1,276	1,193,438
5.90%, 06/15/32 (Call 03/15/32)	397	388,282
6.15%, 01/15/33 (Call 10/15/32)	540	532,688
6.75%, 01/15/53 (Call 07/15/52)	10	9,798
Public Service Co. of Colorado, 1.88%, 06/15/31
(Call 12/15/30)	745	603,666
Public Service Electric & Gas Co., 3.10%, 03/15/32
(Call 12/15/31)	372	329,186
San Diego Gas & Electric Co.
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	820	553,864
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	125	107,882
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	140	130,293
4.88%, (Call 07/15/25), (5-year CMT + 4.550%)(b)(c)	1,095	1,034,425
Southern California Edison Co., 5.95%, 11/01/32
(Call 08/01/32)	880	931,674
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	279	265,205
4.40%, 07/01/46 (Call 01/01/46)	975	813,460
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	345	279,093
2.63%, 03/15/51 (Call 09/15/50)	325	207,563
		25,662,012
Electronics — 1.1%
Avnet Inc., 6.25%, 03/15/28 (Call 02/15/28)	319	322,342
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	290	279,410
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 06/12/23)	200	188,626
1.75%, 08/09/26 (Call 07/09/26)	520	452,735
2.38%, 08/09/28 (Call 06/09/28)	430	351,541
Trimble Inc.
4.90%, 06/15/28 (Call 03/15/28)	170	167,904
6.10%, 03/15/33 (Call 12/15/32)	965	976,789
		2,739,347
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 5.90%, 03/01/33
(Call 12/01/32)	260	257,686

Food — 1.6%
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	259	255,055
5.30%, 11/01/38 (Call 05/01/38)	1,025	981,567
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	150	119,865
4.25%, 04/15/31 (Call 04/15/26)	1,197	1,022,389
6.25%, 07/01/33 (Call 04/01/33)	125	121,734

Security	Par (000)	Value

Food (continued)
Sysco Corp.
5.95%, 04/01/30 (Call 01/01/30)	$885	$933,593
6.60%, 04/01/50 (Call 10/01/49)	612	682,498
		4,116,701
Gas — 0.9%
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	325	259,262
5.50%, 01/15/26 (Call 12/15/25)	420	416,872
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	615	559,981
4.38%, 05/15/47 (Call 11/15/46)	1,120	941,729
Southern California Gas Co., 6.35%, 11/15/52
(Call 05/15/52)(a)	160	176,726
		2,354,570
Health Care - Products — 2.0%
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	1,060	926,866
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	365	292,947
3.30%, 09/15/29 (Call 06/15/29)	1,226	1,097,883
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,530	1,232,650
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	470	392,409
3.75%, 03/15/51 (Call 09/15/50)	495	359,970
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)(a)	770	644,785
		4,947,510
Health Care - Services — 2.4%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,438	1,235,558
3.38%, 02/15/30 (Call 02/15/25)	690	594,925
Elevance Health Inc., 4.65%, 01/15/43	340	307,704
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)(d)	425	381,442
3.63%, 03/15/32 (Call 12/15/31)(d)	1,205	1,050,250
4.13%, 06/15/29 (Call 03/15/29)	960	891,334
5.13%, 06/15/39 (Call 12/15/38)	60	54,908
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	145	129,748
4.95%, 10/01/44 (Call 04/01/44)	332	299,405
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(d)	1,000	1,005,000
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	153	133,876
		6,084,150
Holding Companies - Diversified — 1.3%
Ares Capital Corp.
3.20%, 11/15/31 (Call 08/15/31)(a)	395	301,322
3.88%, 01/15/26 (Call 12/15/25)	1,338	1,241,884
Blackstone Secured Lending Fund
2.85%, 09/30/28 (Call 07/30/28)	465	379,444
3.63%, 01/15/26 (Call 12/15/25)	1,005	925,448
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	470	404,718
		3,252,816
Home Builders — 0.9%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	1,170	1,145,994
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,355	1,184,761
		2,330,755
Household Products & Wares — 0.0%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	110	108,729

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 3.3%
American International Group Inc., Series A-9, 5.75%,
04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(b)	$710	$681,955
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	465	374,382
4.20%, 03/17/32 (Call 12/17/31)	350	316,858
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	185	172,950
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50
(Call 04/15/50)	925	645,817
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	380	321,511
5.63%, 08/16/32	1,005	983,733
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	380	300,062
3.40%, 06/15/30 (Call 03/15/30)(a)	495	428,993
First American Financial Corp., 2.40%, 08/15/31
(Call 05/15/31)	420	321,369
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	395	268,162
5.00%, 05/20/49 (Call 11/20/48)	165	147,374
Old Republic International Corp., 3.85%, 06/11/51
(Call 12/11/50)	435	305,941
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(b)	796	672,517
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(b)	1,295	1,233,228
Willis North America Inc.
4.50%, 09/15/28 (Call 06/15/28)	198	188,709
4.65%, 06/15/27 (Call 05/15/27)	915	893,424
		8,256,985
Internet — 0.9%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	1,375	843,758
2.25%, 08/15/60 (Call 02/15/60)(a)	840	501,260
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	1,175	978,996
		2,324,014
Iron & Steel — 0.6%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	1,203	1,245,905
6.80%, 11/29/32 (Call 08/29/32)	185	190,800
		1,436,705
Lodging — 0.4%
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,155	1,107,411

Machinery — 0.6%
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	300	294,077
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	1,274	1,239,767
		1,533,844
Manufacturing — 0.9%
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	510	432,975
General Electric Co.
5.88%, 01/14/38(a)	445	477,578
6.75%, 03/15/32(a)	899	1,016,601
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	225	198,489
		2,125,643
Media — 0.7%
Comcast Corp., 2.99%, 11/01/63 (Call 05/01/63)	455	282,036

Security	Par (000)	Value

Media (continued)
FactSet Research Systems Inc., 3.45%, 03/01/32
(Call 12/01/31)	$65	$55,763
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	65	63,359
5.48%, 01/25/39 (Call 07/25/38)	1,108	1,026,258
Walt Disney Co. (The), 6.65%, 11/15/37(a)	220	251,870
		1,679,286
Mining — 1.1%
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)	485	454,117
5.45%, 03/15/43 (Call 09/15/42)	385	349,137
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	773	717,881
Southern Copper Corp.
5.25%, 11/08/42	35	32,578
5.88%, 04/23/45	678	686,940
6.75%, 04/16/40	530	574,538
		2,815,191
Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	108	96,625
3.28%, 12/01/28 (Call 10/01/28)(a)	345	298,857
3.57%, 12/01/31 (Call 09/01/31)	1,260	1,052,821
		1,448,303
Oil & Gas — 2.6%
BP Capital Markets PLC
4.38%, (Call 06/22/25)(b)(c)	1,250	1,200,000
4.88%, (Call 03/22/30), (5-year CMT + 4.398%)(b)(c)	52	47,255
Canadian Natural Resources Ltd., 3.85%, 06/01/27
(Call 03/01/27)	1,345	1,278,733
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	457	433,806
Occidental Petroleum Corp.
7.50%, 05/01/31	560	608,216
8.88%, 07/15/30 (Call 01/15/30)	1,050	1,210,020
Pioneer Natural Resources Co., 2.15%, 01/15/31
(Call 10/15/30)(a)	580	474,132
Valero Energy Corp., 6.63%, 06/15/37	1,075	1,156,520
		6,408,682
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	354	337,857
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	1,162	950,553
		1,288,410
Pharmaceuticals — 3.5%
AbbVie Inc.
4.50%, 05/14/35 (Call 11/14/34)	557	528,480
4.70%, 05/14/45 (Call 11/14/44)	515	462,871
4.85%, 06/15/44 (Call 12/15/43)	120	110,282
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	1,404	1,199,911
AstraZeneca PLC, 6.45%, 09/15/37	918	1,058,376
Cigna Group (The)
3.40%, 03/01/27 (Call 12/01/26)	33	31,380
4.38%, 10/15/28 (Call 07/15/28)	1,220	1,189,199
4.80%, 07/15/46 (Call 01/16/46)	1,104	986,346
4.90%, 12/15/48 (Call 06/15/48)	26	23,656
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	410	370,696
4.78%, 03/25/38 (Call 09/25/37)	1,079	997,958
5.13%, 07/20/45 (Call 01/20/45)	237	215,945
Johnson & Johnson
2.25%, 09/01/50 (Call 03/01/50)(a)	1,250	813,467

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 09/01/60 (Call 03/01/60)	$500	$316,665
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26
(Call 06/23/26)	125	117,955
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23
(Call 10/26/23)	67	66,555
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)	215	197,076
		8,686,818
Pipelines — 8.0%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	350	301,463
3.60%, 09/01/32 (Call 06/01/32)	335	285,255
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	220	200,601
5.13%, 06/30/27 (Call 01/01/27)	1,310	1,299,045
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	1,240	1,163,674
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)	170	149,615
4.50%, 10/01/29 (Call 10/01/24)	1,230	1,126,272
Enbridge Inc.
5.50%, 07/15/77 (Call 07/15/27), (3-mo. LIBOR US + 3.418%)(b)	1,140	995,819
6.25%, 03/01/78 (Call 03/01/28), (3-mo. LIBOR US + 3.641%)(a)(b)	985	910,748
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	825	805,482
5.25%, 04/15/29 (Call 01/15/29)	1,150	1,135,383
Enterprise Products Operating LLC, Series E, 5.25%,
08/16/77 (Call 08/16/27), (3-mo. LIBOR US + 3.033%)(b)	1,465	1,266,488
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	1,100	1,063,116
5.30%, 12/01/34 (Call 06/01/34)	316	303,174
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	95	79,530
4.50%, 04/15/38 (Call 10/15/37)	1,085	933,508
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	325	280,810
3.40%, 09/01/29 (Call 06/01/29)	575	508,525
4.55%, 07/15/28 (Call 04/15/28)	875	841,478
6.10%, 11/15/32 (Call 08/15/32)	120	121,550
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,295	1,233,676
4.50%, 05/15/30 (Call 11/15/29)	350	330,935
Targa Resources Corp., 4.88%, 02/01/31 (Call 02/01/26)	1,655	1,522,791
TransCanada PipeLines Ltd., 4.10%, 04/15/30
(Call 01/15/30)	125	116,007
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3-mo. LIBOR US + 3.208%)(b)	1,381	1,187,660
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26), (3-mo. LIBOR US + 4.640%)(b)	853	798,237
Western Midstream Operating LP, 4.30%, 02/01/30
(Call 11/01/29)	1,348	1,198,474
		20,159,316
Real Estate Investment Trusts — 6.5%
American Homes 4 Rent LP
3.63%, 04/15/32 (Call 01/15/32)	345	298,237
4.25%, 02/15/28 (Call 11/15/27)	260	243,860
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	187	176,275
3.55%, 07/15/27 (Call 04/15/27)	180	168,341

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 08/15/29 (Call 05/15/29)	$1,333	$1,229,917
Crown Castle International Corp.
3.30%, 07/01/30 (Call 04/01/30)	25	22,086
3.65%, 09/01/27 (Call 06/01/27)	50	47,033
3.70%, 06/15/26 (Call 03/15/26)	80	76,651
3.80%, 02/15/28 (Call 11/15/27)	245	230,338
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	380	324,437
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	1,150	1,050,412
4.45%, 07/15/28 (Call 04/15/28)	311	289,322
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	1,075	871,510
3.20%, 11/18/29 (Call 08/18/29)	481	422,689
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	35	28,373
5.25%, 06/01/25 (Call 03/01/25)	500	489,162
5.30%, 01/15/29 (Call 10/15/28)	960	917,821
Healthcare Realty Holdings LP, 2.00%, 03/15/31
(Call 12/15/30)	200	153,262
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	335	314,467
3.50%, 07/15/29 (Call 04/15/29)	220	199,902
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30
(Call 06/15/30)	1,040	880,047
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	540	411,496
2.30%, 11/15/28 (Call 09/15/28)	355	298,642
4.15%, 04/15/32 (Call 01/15/32)(a)	365	327,606
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	335	262,117
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	960	757,438
4.20%, 04/15/32 (Call 01/15/32)	620	541,093
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	975	919,156
VICI Properties LP
4.38%, 05/15/25	342	330,087
4.75%, 02/15/28 (Call 01/15/28)	1,190	1,132,523
Welltower Inc., 3.85%, 06/15/32 (Call 03/15/32)	175	153,844
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)	145	119,872
3.10%, 01/15/30 (Call 10/15/29)	1,035	896,352
4.25%, 04/15/28 (Call 01/15/28)	431	409,327
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	980	912,008
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)(a)	360	288,211
		16,193,914
Retail — 2.1%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	155	151,576
Dick's Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(a)	1,105	893,851
4.10%, 01/15/52 (Call 07/15/51)(a)	525	349,916
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	1,160	1,115,160
Lowe's Companies Inc., 5.80%, 09/15/62 (Call 03/15/62)	857	829,331
McDonald's Corp.
4.70%, 12/09/35 (Call 06/09/35)	279	271,810
4.88%, 12/09/45 (Call 06/09/45)	185	174,223
O'Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	180	170,817
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	918	871,284
4.10%, 04/15/50 (Call 10/15/49)	63	45,915
4.80%, 11/18/44 (Call 05/18/44)(a)	522	435,049
		5,308,932

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 3.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	$661	$635,457
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	955	878,897
4.75%, 04/15/29 (Call 01/15/29)	707	689,119
5.00%, 04/15/30 (Call 01/15/30)(a)	367	360,643
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	45	40,633
2.45%, 04/15/28 (Call 02/15/28)	520	453,737
2.95%, 04/15/31 (Call 01/15/31)	995	833,996
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	1,022	965,377
5.33%, 02/06/29 (Call 11/06/28)	295	290,865
6.75%, 11/01/29 (Call 09/01/29)	343	358,535
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	340	342,249
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)	102	90,765
4.30%, 06/18/29 (Call 03/18/29)	1,289	1,213,780
Qorvo Inc.
1.75%, 12/15/24 (Call 06/12/23)(d)	235	219,271
4.38%, 10/15/29 (Call 10/15/24)	1,150	1,028,054
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	312	278,918
3.00%, 06/01/31 (Call 03/01/31)	340	268,358
		8,948,654
Shipbuilding — 0.3%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	410	347,999
3.48%, 12/01/27 (Call 09/01/27)	114	105,394
4.20%, 05/01/30 (Call 02/01/30)	400	372,749
		826,142
Software — 2.9%
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	520	426,103
2.90%, 12/01/29 (Call 09/01/29)	220	189,643
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)(a)	1,120	1,080,248
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	654	572,228
3.90%, 05/15/35 (Call 11/15/34)	275	235,541
4.30%, 07/08/34 (Call 01/08/34)	1,205	1,085,526
5.38%, 07/15/40	1,310	1,248,388
6.25%, 11/09/32 (Call 08/09/32)	895	946,436
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	1,251	1,190,264
4.70%, 05/15/30 (Call 02/15/30)	370	351,780
		7,326,157
Telecommunications — 6.2%
AT&T Inc.
4.35%, 03/01/29 (Call 12/01/28)	341	330,514
4.85%, 03/01/39 (Call 09/01/38)	1,230	1,132,050
5.15%, 02/15/50 (Call 08/14/49)	200	185,610
5.25%, 03/01/37 (Call 09/01/36)	600	589,615
5.65%, 02/15/47 (Call 08/15/46)(a)	655	637,404
British Telecommunications PLC, 9.63%, 12/15/30	1,067	1,321,015
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,025	1,233,939

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	$185	$168,994
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	355	287,034
4.60%, 05/23/29 (Call 02/23/29)	855	836,535
Orange SA, 9.00%, 03/01/31(a)	878	1,091,135
Rogers Communications Inc., 3.80%, 03/15/32
(Call 12/15/31)(a)(d)	1,410	1,246,051
Sprint Capital Corp.
6.88%, 11/15/28	235	251,231
8.75%, 03/15/32	1,035	1,257,439
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	755	631,553
3.60%, 11/15/60 (Call 05/15/60)	165	114,252
3.75%, 04/15/27 (Call 02/15/27)	925	878,748
3.88%, 04/15/30 (Call 01/15/30)	1,312	1,217,271
4.38%, 04/15/40 (Call 10/15/39)	270	237,065
4.50%, 04/15/50 (Call 10/15/49)	115	98,031
Verizon Communications Inc.
4.27%, 01/15/36	396	356,909
4.40%, 11/01/34 (Call 05/01/34)	453	419,814
4.50%, 08/10/33	97	91,654
5.25%, 03/16/37	875	866,026
		15,479,889
Transportation — 0.4%
United Parcel Service Inc., 6.20%, 01/15/38	830	928,501

Total Long-Term Investments — 98.3%
(Cost: $258,048,032)		246,547,880

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	15,335	15,338,010
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(e)(f)	1,160	1,160,000

Total Short-Term Securities — 6.6%
(Cost: $16,496,120)		16,498,010

Total Investments — 104.9%
(Cost: $274,544,152)		263,045,890

Liabilities in Excess of Other Assets — (4.9)%		(12,184,775)

Net Assets — 100.0%		$250,861,115

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Perpetual security with no stated maturity date.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,118,282	$2,227,108	(a)	$—		$(4,223)	$(3,157)	$15,338,010	15,335	$13,213	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,043,000	—		(883,000	)(a)	—	—	1,160,000	1,160	19,742		—
						$(4,223)	$(3,157)	$16,498,010		$32,955		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$246,547,880	$—	$246,547,880
Money Market Funds	16,498,010	—	—	16,498,010
	$16,498,010	$246,547,880	$—	$263,045,890

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate